Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares
Summary of Significant Accounting Policies [Line Items]
Revenues percentage	100.00%		100.00%	100.00%
Asset percentage	99.00%	99.00%			98.90%
Liabilities percentage	94.60%	94.60%			95.00%
Amortized cost of sales (in Dollars)	$ 13,020		$ 10,617
Unamortized production cost (in Dollars)			$ 21
Advances from customers (in Dollars)	126				$ 130	$ 130
Bank deposit amount	69	¥ 500
Cash balances (in Dollars)	$ 185,968				$ 194,081
Exception of equity rates | (per share)	$ 1	¥ 7.2672			$ 1	$ 7.0999
Average translation rates | (per share)	$ 1	¥ 7.0716	$ 1	¥ 6.9283
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	27.00%	20.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	28.00%	28.00%			23.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	41.00%			50.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	21.40%	21.40%	19.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	27.00%			16.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	31.00%	31.00%			21.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.20%	14.20%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%	14.00%	13.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%	12.00%			14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					11.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.60%	13.60%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	11.00%			12.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%	12.00%			15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%			12.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%			11.00%